Property, plant and equipment - pledged as security for debt (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, pledged as security	€ 2,372	€ 1,940
Land and industrial buildings pledged as security for debt
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, pledged as security	1,031	1,239
Plant, machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, pledged as security	1,324	698
Other assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, pledged as security	€ 17	€ 3